Impaired Finance Receivables (Detail) (Wholesale and other dealer loans) In Millions					12 Months Ended				12 Months Ended						12 Months Ended								12 Months Ended
	Mar. 31, 2011 Wholesale Impaired Financing Receivable with Related allowance JPY (¥)	Mar. 31, 2011 Wholesale Impaired Financing Receivable with Related allowance USD ($)	Mar. 31, 2011 Wholesale Impaired Financing Receivable with No Related allowance USD ($)	Mar. 31, 2011 Wholesale Impaired Financing Receivable with No Related allowance JPY (¥)	Mar. 31, 2011 Wholesale USD ($)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2011 Real Estate Impaired Financing Receivable with Related allowance USD ($)	Mar. 31, 2011 Real Estate Impaired Financing Receivable with Related allowance JPY (¥)	Mar. 31, 2011 Real Estate USD ($)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2011 Working Capital Impaired Financing Receivable with Related allowance JPY (¥)	Mar. 31, 2011 Working Capital Impaired Financing Receivable with Related allowance USD ($)	Mar. 31, 2011 Working Capital Impaired Financing Receivable with No Related allowance USD ($)	Mar. 31, 2011 Working Capital Impaired Financing Receivable with No Related allowance JPY (¥)	Mar. 31, 2011 Working Capital USD ($)	Mar. 31, 2011 Working Capital JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related allowance USD ($)	Mar. 31, 2011 Impaired Financing Receivable with Related allowance JPY (¥)	Mar. 31, 2010 Impaired Financing Receivable with Related allowance JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related allowance USD ($)	Mar. 31, 2011 Impaired Financing Receivable with No Related allowance JPY (¥)	Mar. 31, 2010 Impaired Financing Receivable with No Related allowance JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Impaired finance receivables with specific reserves	¥ 7,192	$ 86	$ 154	¥ 12,745	$ 240	¥ 19,937	$ 219	¥ 18,173	$ 219	¥ 18,173	¥ 4,841	$ 58	$ 3	¥ 272	$ 61	¥ 5,113	$ 363	¥ 30,206	¥ 37,273	$ 157	¥ 13,017	¥ 1,582	$ 520	¥ 43,223	¥ 38,855
Allowance for credit losses recorded for impaired finance receivables					11	896			79	6,553					41	3,436							131	10,885	14,000
Average impaired finance receivables					195	16,231			235	19,545					60	4,979							490	40,755	42,581
Interest recognized on impaired finance receivables					$ 2	¥ 171			$ 6	¥ 514					$ 1	¥ 86							$ 9	¥ 771	¥ 464